Mar. 18, 2021
First Trust Nasdaq Bank ETF

Notwithstanding anything to the contrary in the Funds’ prospectus or each Fund’s summary prospectus, the following is added to the end of each instance of “Significant Exposure Risk” in the Funds’ prospectus and each Fund's summary prospectus:

There may be instances in which the Index, for a variety of reasons including changes in the prices of individual securities held by the Fund, has a larger exposure to a small number of stocks or a single stock relative to the rest of the stocks in the Index. Under such circumstances, the Fund will not deviate from the Index except in rare circumstances or in an immaterial way and therefore the Fund’s returns would be more greatly influenced by the returns of the stock(s) with the larger exposure.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

First Trust Nasdaq Food & Beverage ETF

Notwithstanding anything to the contrary in the Funds’ prospectus or each Fund’s summary prospectus, the following is added to the end of each instance of “Significant Exposure Risk” in the Funds’ prospectus and each Fund's summary prospectus:

There may be instances in which the Index, for a variety of reasons including changes in the prices of individual securities held by the Fund, has a larger exposure to a small number of stocks or a single stock relative to the rest of the stocks in the Index. Under such circumstances, the Fund will not deviate from the Index except in rare circumstances or in an immaterial way and therefore the Fund’s returns would be more greatly influenced by the returns of the stock(s) with the larger exposure.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

First Trust Nasdaq Oil & Gas ETF

Notwithstanding anything to the contrary in the Funds’ prospectus or each Fund’s summary prospectus, the following is added to the end of each instance of “Significant Exposure Risk” in the Funds’ prospectus and each Fund's summary prospectus:

There may be instances in which the Index, for a variety of reasons including changes in the prices of individual securities held by the Fund, has a larger exposure to a small number of stocks or a single stock relative to the rest of the stocks in the Index. Under such circumstances, the Fund will not deviate from the Index except in rare circumstances or in an immaterial way and therefore the Fund’s returns would be more greatly influenced by the returns of the stock(s) with the larger exposure.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

First Trust Nasdaq Pharmaceuticals ETF

Notwithstanding anything to the contrary in the Funds’ prospectus or each Fund’s summary prospectus, the following is added to the end of each instance of “Significant Exposure Risk” in the Funds’ prospectus and each Fund's summary prospectus:

There may be instances in which the Index, for a variety of reasons including changes in the prices of individual securities held by the Fund, has a larger exposure to a small number of stocks or a single stock relative to the rest of the stocks in the Index. Under such circumstances, the Fund will not deviate from the Index except in rare circumstances or in an immaterial way and therefore the Fund’s returns would be more greatly influenced by the returns of the stock(s) with the larger exposure.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

First Trust Nasdaq Retail ETF

Notwithstanding anything to the contrary in the Funds’ prospectus or each Fund’s summary prospectus, the following is added to the end of each instance of “Significant Exposure Risk” in the Funds’ prospectus and each Fund's summary prospectus:

There may be instances in which the Index, for a variety of reasons including changes in the prices of individual securities held by the Fund, has a larger exposure to a small number of stocks or a single stock relative to the rest of the stocks in the Index. Under such circumstances, the Fund will not deviate from the Index except in rare circumstances or in an immaterial way and therefore the Fund’s returns would be more greatly influenced by the returns of the stock(s) with the larger exposure.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

First Trust Nasdaq Semiconductor ETF

Notwithstanding anything to the contrary in the Funds’ prospectus or each Fund’s summary prospectus, the following is added to the end of each instance of “Significant Exposure Risk” in the Funds’ prospectus and each Fund's summary prospectus:

There may be instances in which the Index, for a variety of reasons including changes in the prices of individual securities held by the Fund, has a larger exposure to a small number of stocks or a single stock relative to the rest of the stocks in the Index. Under such circumstances, the Fund will not deviate from the Index except in rare circumstances or in an immaterial way and therefore the Fund’s returns would be more greatly influenced by the returns of the stock(s) with the larger exposure.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

First Trust Nasdaq Transportation ETF

Notwithstanding anything to the contrary in the Funds’ prospectus or each Fund’s summary prospectus, the following is added to the end of each instance of “Significant Exposure Risk” in the Funds’ prospectus and each Fund's summary prospectus:

There may be instances in which the Index, for a variety of reasons including changes in the prices of individual securities held by the Fund, has a larger exposure to a small number of stocks or a single stock relative to the rest of the stocks in the Index. Under such circumstances, the Fund will not deviate from the Index except in rare circumstances or in an immaterial way and therefore the Fund’s returns would be more greatly influenced by the returns of the stock(s) with the larger exposure.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE